Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Trade accounts receivable			$ 226
Revenues		$ 226	$ 991	$ 1,200
Bad debt expenses	[1]	$ (226)

[1]	Recorded under general and administrative expenses on the consolidated statements of operations.